5. PROPERTY AND EQUIPMENT (Tables)	6 Months Ended
Jun. 30, 2012
Property And Equipment Tables
Property and equipment

The components of property and equipment consisted of the following:

	June 30,	December 31,
	2012	2011
	(Unaudited)
Machinery and Equipment	$5,501,000	$3,700,000	5 - 8 years
Capital Lease Machinery and Equipment	3,877,000	3,877,000	5 - 8 years
Tools and Instruments	3,456,000	3,417,000	1.5 - 7 years
Automotive Equipment	55,000	55,000	5 years
Furniture and Fixtures	231,000	219,000	5 - 8 years
Leasehold Improvements	612,000	595,000	Term of Lease
Computers and Software	173,000	158,000	4-6 years
Total Property and Equipment	13,905,000	12,021,000
Less: Accumulated Depreciation	(8,765,000)	(8,050,000)
Property and Equipment, net	$5,140,000	$3,971,000